Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and cash equivalents	¥ 21,717	¥ 96,791	¥ 65,741	¥ 15,270
Loan receivables	791,390	675,341
Total Financial Assets	813,107	772,132
Financial liabilities
Loans payable	226,370	200,470
Carrying amount [Member]
Financial assets
Cash and cash equivalents	21,717	96,791
Loan receivables	791,390	675,341
Total Financial Assets	813,107	772,132
Financial liabilities
Loans payable	226,370	200,470
Fair value [Member]
Financial assets
Cash and cash equivalents	21,717	96,791
Loan receivables	826,036	712,770
Total Financial Assets	847,753	809,561
Financial liabilities
Loans payable	¥ 231,810	¥ 201,272